6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 6 - STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock.  On September 7, 2013, the 2010 plan was amended to increase the number of shares of common stock issuable under the 2010 Plan to 7,500,000.  As of December 31, 2014 and December 31, 2013, there were 1,328,400 and 578,400 options outstanding under the 2010 Plan, respectively.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  In December 2012, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 12,000,000 shares.  During the period ended March 31, 2013, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 17,500,000.  As of December 31, 2014 and December 31, 2013, there were 5,155,000 and 5,163,000 options outstanding under the 2011 Plan, respectively

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options typically expire in five to seven years.

The fair value of stock options granted and revaluation of non-employee consultant options for years ended December 31, 2014 and 2013 was calculated with the following assumptions:

	2014	2013
Risk-free interest rate	0.5% - 2.3%	0.5% - 1.6%
Expected dividend yield	0%	0%
Volatility factor	85% - 98%	85 - 96%
Expected life of option	2.50 to 7 years	3.25 to 6 years

The weighted-average fair value of stock options granted during the years ended December 31, 2014 and 2013, under the Black-Scholes option pricing model was $0.68 and $0.21 per share, respectively. For the years ended December 31, 2014 and 2013, the Company recorded stock-based compensation expense of $762,005 and $1,554,913, respectively, in connection with share-based payment awards. As of December 31, 2014, there was approximately $171,000 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted-average period of 2.5 years.

The following table summarizes the Company’s stock option activity during the years ended December 31, 2014 and 2013:

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	(13,104)	0.50	0.50
Options forfeited/cancelled	(2,661,896)	0.42-1.00	0.52
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40
Granted	1,777,000	0.37-1.21	0.94
Exercised	(84,016)	0.10-0.57	0.54
Options forfeited/cancelled	(950,984)	0.57-1.21	0.95
Outstanding as of December 31, 2014	6,483,400	$0.10-1.85	$0.47

During the year ended December 31, 2014, the Company received a notice of cashless stock options exercise in which the holder elected to exercise 133,280 common stock options.  The stock options which were exercised had an exercise price of $0.57 per share.  Based upon the Company’s stock price on the date of exercise, as well as the cashless exercise formula, 79,016 shares were issued to the holder during the year ended December 31, 2014 with the remaining 54,264 options forfeited.  In addition, the Company also received $500 in proceeds in connection with the exercise of 5,000 common stock options with an exercise price of $0.10 per share.

During the year ended December 31, 2013, the Company received a notice of cashless stock options exercise in which the holder elected to exercise 20,000 vested options.  The stock options which were exercised had an exercise price of $0.50 per share.  Based upon the Company’s stock price on the date of exercise, as well as the cashless exercise formula, 13,104 shares were issued to the holder with the remaining 6,896 stock options forfeited during the year ended December 31, 2013.

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2014:

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate		Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	Number of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,795,000	$0.10	1.87	$987,250	1,795,000	$0.10	1.87	$987,250
0.37	58,000	0.37	7.67	16,240	38,000	0.37	8.16	10,640
0.42	63,000	0.42	6.01	14,490	63,000	0.42	6.01	14,490
0.43	100,000	0.43	9.61	22,000	-	0.43	-	-
0.50	3,710,000	0.50	4.00	556,500	3,376,666	0.50	3.45	506,500
0.69	100,000	0.69	9.21	-	100,000	0.69	9.21	-
1.21	579,000	1.21	9.07	-	497,750	1.21	9.06	-
1.85	78,400	1.85	0.75	-	78,400	1.85	0.75	-
$0.10-1.85	6,483,400	$0.47	4.04	$1,596,480	5,948,816	$0.46	3.56	$1,518,880

The following table sets forth the status of the Company’s non-vested stock options as of December 31, 2014:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2012	5,389,583	$0.30
Granted	708,000	0.21
Forfeited	(2,655,000)	0.30
Vested	(2,580,448)	0.29
Non-vested as of December 31, 2013	862,135	$0.25
Granted	1,777,000	0.68
Forfeited	(552,970)	0.62
Vested	(1,601,581)	0.55
Non-vested as of December 31, 2014	484,584	$0.39

The weighted-average remaining contractual life for options exercisable at December 31, 2014 is 3.56 years. At December 31, 2014 the Company has 12,247,880 and 6,171,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

The aggregate intrinsic value for fully vested, exercisable options was $1,518,880 and $5,061,256 at December 31, 2014 and 2013, respectively.  The aggregate intrinsic value of options exercised during the years ended December 31, 2014 and 2013 was $71,083 and $12,449, respectively.   The actual tax benefit realized from stock option exercises during the years ended December 31, 2014 and 2013 were $45,996 and $19,000, respectively.

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock.  On September 7, 2013, the 2010 plan was amended to increase the number of shares of common stock issuable under the 2010 Plan to 7,500,000.  As of December 31, 2013 and December 31, 2012, there were 578,400 options outstanding under the 2010 Plan.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  In December 2012, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 12,000,000 shares.  During the period ended March 31, 2013, the 2011 Plan was amended to increase the number of shares of common stock issuable under the 2011 Plan to 17,500,000.  As of December 31, 2013 and December 31, 2012, there were 5,163,000 and 7,130,000 options outstanding under the 2011 Plan, respectively

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options typically expire in five to seven years.

The fair value of stock options granted  for years ended December 31, 2013 and 2012 was calculated with the following assumptions:

	2013	2012
Risk-free interest rate	0.47% - 1.55%	0.43% - 1.27%
Expected dividend yield	0%	0%
Volatility factor	85% - 96%	85 - 90%
Expected life of option	3.25 to 6 years	3.50 to 7 years

The weighted-average fair value of stock options granted during the years ended December 31, 2013 and 2012, under the Black-Scholes option pricing model was $0.21 and $0.30 per share, respectively. For the years ended December 31, 2013 and 2012, the Company recorded stock-based compensation expense of $1,554,913 and $480,108, respectively, in connection with share-based payment awards. As of December 31, 2013, there was approximately $173,000 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted-average period of 0.70 years.

The following table summarizes the Company’s stock option activity during the years ended December 31, 2013 and 2012:

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2011	1,578,400	$0.10-1.85	$0.19
Granted	6,130,000	0.10-0.50	0.48
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	(13,104)	0.50	0.50
Options forfeited/cancelled	(2,661,896)	0.42-1.00	0.52
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40

During the year ended December 31, 2013, the Company received a notice of cashless stock options exercise in which the holder elected to exercise 20,000 vested options.  The stock options which were exercised had an exercise price of $0.50 per share.  Based upon the Company’s stock price on the date of exercise, as well as the cashless exercise formula, 13,104 shares were issued to the holder with the remaining 6,896 stock options forfeited during the year ended December 31, 2013.

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2013:

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	2.87	$2,376,000	1,706,250	$0.10	2.88	$2,252,250
0.42	63,000	0.42	7.01	63,000	63,000	0.42	7.01	63,000
0.50	3,310,000	0.50	4.33	3,045,200	2,830,835	0.50	4.37	2,604,368
0.57	400,000	0.57	4.62	340,000	133,280	0.57	4.62	113,288
1.00	90,000	1.00	4.14	37,800	67,500	1.00	4.14	28,350
1.85	78,400	1.85	1.75	-	78,400	1.85	1.75	-
$0.10-1.85	5,741,400	$0.40	3.89	$5,862,000	4,879,265	$0.39	3.85	$5,061,256

The following table sets forth the status of the Company’s non-vested stock options as of December 31, 2013:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2011	882,950	$.20
Granted	6,130,000	.30
Forfeited	-	-
Vested	(1,623,367)	.27

Non-vested as of December 31, 2012	5,389,583	$.30
Granted	708,000	.21
Forfeited	(2,655,000)	.30
Vested	(2,580,448)	.29

Non-vested as of December 31, 2013	862,135	$.25

The weighted-average remaining contractual life for options exercisable at December 31, 2013 is 3.89 years. At December 31, 2013 the Company has 12,337,000 and 6,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

The aggregate intrinsic value for fully vested, exercisable options was $5,061,256 and $418,000 at December 31, 2013 and 2012, respectively.  The aggregate intrinsic value of options exercised during the year ended December 31, 2013 was $12,449.  There were no options exercised during the year ended December 31, 2012.  The actual tax benefit realized from stock option exercises during the year ended December 31, 2013 was $19,000.  There was no actual tax benefit realized from stock options exercises during fiscal 2012.